Financial Instruments (Schedule of Composition of Derivatives) (Details) € in Thousands, $ in Thousands	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($) [1]	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 366		€ 273
Derivatives presented under non-current assets	1,221	$ 1,326	1,488
Derivatives presented under current liabilities	(8,309)	(9,024)	(33,183)
Derivatives presented under non-current liabilities	(563)	$ (611)	(28,354)
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(8,309)		(33,183)
Derivatives presented under non-current liabilities	(563)		(28,354)
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	366		273
Swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets	€ 1,221		€ 1,488

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)